Convertible Notes - 2024, 2025 And 2026 Convertible Notes (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
2024 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	Nov. 18, 2019
Maturity date	Dec. 01, 2024
Principal amount	$ 1,150,000
Interest rate	1.00%
Initial conversion rate (ADSs per $1 principal amount)	19.9475
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share) | $ / shares	$ 50.13
Agreed conversion date	Jun. 01, 2024
2025 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	May 22, 2020
Maturity date	Dec. 01, 2025
Principal amount	$ 1,150,000
Interest rate	2.375%
Initial conversion rate (ADSs per $1 principal amount)	11.0549
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share) | $ / shares	$ 90.46
Agreed conversion date	Sep. 01, 2025
2026 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	Sep. 14, 2021
Maturity date	Sep. 15, 2026
Principal amount	$ 2,875,000
Interest rate	0.25%
Initial conversion rate (ADSs per $1 principal amount)	2.0964
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share) | $ / shares	$ 477.01
Agreed conversion date	Jun. 15, 2026